Parent Company Only Financial Information (Condensed Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
ASSETS
Other assets	¥ 5,226,412	¥ 4,969,338
Total assets	202,861,288	200,084,397	193,499,417
LIABILITIES AND EQUITY
Other liabilities	4,844,901	4,139,892
Total liabilities	194,190,251	190,981,557
Total Mitsubishi UFJ Financial Group shareholders' equity	8,343,824	8,866,918
Total liabilities and equity	202,861,288	200,084,397
MUFG [Member]
ASSETS
Cash and interest-earning deposits with banks	151,531	86,491
Investments in subsidiaries and affiliated companies	9,607,046	10,240,801
Investment in Morgan Stanley	967,621	988,731
Other assets	97,435	73,868
Total assets	10,823,633	11,389,891
LIABILITIES AND EQUITY
Short-term borrowings from subsidiaries	1,566,981	1,129,452
Long-term debt from subsidiaries and affiliated companies	792,203	1,088,149
MUFG only long-term debt	22	230,045
Other liabilities	120,603	75,327
Total liabilities	2,479,809	2,522,973
Total Mitsubishi UFJ Financial Group shareholders' equity	8,343,824	8,866,918
Total liabilities and equity	¥ 10,823,633	¥ 11,389,891